Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Age $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares	602,488	585,116
Income tax expense	$ 128,797	$ 76,623	$ 67,077
Shares withheld as payment for tax withholdings related to share based compensation, market value	1,092	2,299	1,528
Common stock contribution to 401(k) plan	$ 5,154	$ 4,543	$ 4,274
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted | shares	1,500,000
Shares reserved for future grant | shares	450,945
Number of days of service required for an employee to purchase shares	90 days
Discount to employees to purchase shares	5.00%
Shares purchased under ESPP | shares	3,501	5,121	5,676
Average price of the shares purchased by employees | $ / shares	$ 239.11	$ 171.89	$ 145.09
Additional shares issued resulting from cash dividends reinvested in common stock | shares	2,962	3,964	5,087
Net proceeds from shares purchased under ESPP	$ 1,676	$ 1,649	$ 1,638
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares	498,138
2014 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares	22,752	25,216	30,715
Common stock contribution to 401(k) plan	$ 5,154	$ 4,543	$ 4,274
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted | shares	2,500,000
Shares reserved for future grant | shares	2,381,332
Contractual term of stock option awards	5 years
2021 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2021 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2021 Plan | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan | shares	125,995
Non-Vested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock | $ / shares	$ 254.73	$ 193.89	$ 151.58
Fair value of non-vested stock that vested	$ 3,646	$ 7,354	$ 4,931
Unrecognized share-based compensation expense	$ 180,661
Vesting period related to unrecognized share-based compensation expense	11 years 9 months 18 days
Non-Vested Restricted Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 55,000
Vesting period related to unrecognized share-based compensation expense	7 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	32,592
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Vesting period related to unrecognized share-based compensation expense	1 year
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	82
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 26,000
Vesting period related to unrecognized share-based compensation expense	5 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	86
Non-Vested Restricted Stock | Chief Executive Officer | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 27,000
Vesting period related to unrecognized share-based compensation expense	7 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	88
Non-Vested Restricted Stock | Chief Executive Officer | Share Based Compensation Award Tranche Four Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Vesting period related to unrecognized share-based compensation expense	8 years
Age of Chief Executive Officer when non-vested (restricted) stock vests | Age	89
Non-Vested Restricted Stock | President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 31,000
Vesting period related to unrecognized share-based compensation expense	22 years
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	31,668
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 30,000
Vesting period related to unrecognized share-based compensation expense	22 years
Age of president when non vested restricted shares vests | Age	62
Non-Vested Restricted Stock | President | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,000
Vesting period related to unrecognized share-based compensation expense	24 years
Age of president when non vested restricted shares vests | Age	64
Non-Vested Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when non-vested (restricted) stock vests | Age	62
Non-Vested Restricted Stock | Various Key Leaders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares	18,540
Non-Vested Restricted Stock | Various Key Leaders | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to unrecognized share-based compensation expense	5 years
Non-Vested Restricted Stock | Various Key Leaders | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to unrecognized share-based compensation expense	14 years
Non-Vested Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		11,693	9,824
Shares withheld as payment for tax withholdings related to share based compensation, market value		$ 2,299	$ 1,518
Non-Vested Restricted Stock | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	3,858
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 1,078
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax expense	3,595	1,586	626
Total intrinsic value of stock options exercised	16,903	8,753	4,153
Cash received from Common stock issued	19,338	17,608	11,703
Unrecognized share-based compensation expense	$ 5,770
Vesting period related to unrecognized share-based compensation expense	1 year 10 months 24 days
Fair value of stock options vested	$ 2,621	$ 2,177	$ 2,055
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	4,040	11,455	799
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 1,179	$ 2,343	$ 134